Credit Facilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Convertible Notes Payable [Abstract]
CREDIT FACILITIES	6. CREDIT FACILITIES None
7.	CREDIT FACILITIES

Lines of Credit

On November 30, 2016, CLWD Operations entered into a 12-month agreement wherein amounts due from our customers were pledged to a third party, in exchange for a borrowing facility in amounts up to a total of $400,000.  The agreement was amended on March 23, 2017, which increased the allowable borrowing amount by $100,000, to a maximum of $500,000. On November 30, 2017, the agreement auto renewed for another twelve months.  The proceeds from the facility are determined by the amounts we invoice our customers.  We record the amounts due from customers in accounts receivable and the amount due to the third party as a liability, presented under “Lines of credit” on the Balance Sheet. The cost of this secured borrowing facility is 0.05% of the daily balance.  During the year ended December 31, 2021 and 2020, the Company included $13,785 and $34,921, respectively, in interest expense, related to this secured borrowing facility, and as of December 31, 2021 and December 31, 2020, the outstanding balances were zero and $379,797, respectively. This borrowing facility had an expiration date of January 14, 2021 and was not renewed.

On October 19, 2017, Parscale Digital entered into a 12 month agreement with a third party to pledge the rights to amounts due from our customers, in exchange for a borrowing facility in amounts up to a total of $500,000. The agreement was amended on April 12, 2018, which increased the allowable borrowing amount by $250,000, to a maximum of $750,000.  The proceeds from the facility are determined by the amounts we invoice our customers. We evaluated this facility in accordance with ASC 860, classifying it as a secured borrowing arrangement.  As such, we record the amounts due from customers in accounts receivable and the amount due to the third party as a liability, presented under “Lines of credit” on the Balance Sheet. The cost of this secured borrowing facility is 0.05% of the daily balance.  During the year ended December 31, 2021 and 2020, the Company included $45,605 and $45,605, respectively, in interest expense, related to this secured borrowing facility, and as of year ended December 31, 2021 and 2020, the combined outstanding balances were zero and zero, respectively. This borrowing facility had an expiration date of November 11, 2019 and was not renewed. This borrowing facility had an expiration date of November 11, 2020 and were not renewed.

On August 2, 2018, Giles Design Bureau, WebTegrity, and Data Propria entered into 12 month agreements with a third party to pledge the rights to amounts due from our customers, in exchange for borrowing facilities in amounts up to a total of $150,000, $150,000 and $600,000, respectively.  The proceeds from the facility are determined by the amounts we invoice our customers.  We evaluated these facilities in accordance with ASC 860, classifying as secured borrowing arrangements.  As such, we record the amounts due from customers in accounts receivable and the amount due to the third party as a liability, presented under “Lines of credit” on the Balance Sheet. The cost of these secured borrowing facilities are 0.056%, 0.056% and 0.049%, respectively, of the daily balance.  During the year ended December 31, 2021  and 2020, the Company included zero and $73,054, respectively, in interest expense, related to these secured borrowing facilities, and as of year ended December 31, 2021 and December 31, 2020, the combined outstanding balances were zero and zero, respectively.  These three borrowing facilities had an expiration date of August 22, 2020 and were not renewed. These three borrowing facilities had an expiration date of August 22, 2020 and were not renewed.